UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/15

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Global Dynamic Bond Fund
July 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--83.8%		Rate (%)	Date	Amount ($) [a]		Value ($)
Consumer Discretionary--3.8%
Bertelsmann SE & Co.,
Sub. Notes	EUR	3.50	4/23/75	100,000	b	102,602
Daimler Finance North America,
Gtd. Notes		1.88	1/11/18	150,000		150,621
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	33,000		54,820
Motability Operations Group,
Gtd. Notes	EUR	1.63	6/9/23	100,000		112,170
Motability Operations Group,
Gtd. Notes	GBP	5.25	9/28/16	55,000		89,894
Nielsen Finance,
Gtd. Notes		5.00	4/15/22	33,000		32,835
Norcell Sweden Holding 3,
Sr. Scd. Notes	SEK	5.25	11/4/19	1,000,000		122,004
Unitymedia Hessen,
Sr. Scd. Bonds	EUR	6.25	1/15/29	100,000		123,553
						788,499
Consumer Staples--1.0%
Altria Group,
Gtd. Notes		9.95	11/10/38	50,000		82,062
China Culiangwang Beverages
Holdings, Sr. Scd. Bonds,
Ser. A	CNY	7.00	4/12/16	80,000		10,339
China Culiangwang Beverages
Holdings, Sr. Scd. Bonds,
Ser. B	CNY	10.00	4/12/16	27,056		3,584
PepsiCo,
Sr. Unscd. Notes		0.54	7/17/17	38,000	b	38,032
Walgreens Boots Alliance,
Gtd. Notes		4.80	11/18/44	68,000		63,953

						197,970
Energy--3.1%
BP Capital Markets,
Gtd. Notes	GBP	4.33	12/10/18	100,000		168,998
Kinder Morgan,
Gtd. Notes	EUR	2.25	3/16/27	100,000		102,307
Petrobras Global Finance,
Gtd. Notes		7.88	3/15/19	77,000		80,272
Shell International Finance,
Gtd. Notes		0.76	5/11/20	137,000	b	136,839
Shell International Finance,
Gtd. Notes		1.13	8/21/17	125,000		125,005
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		35,415
						648,836
Financial--20.6%
Abbey National Treasury Services,
Covered Notes	GBP	0.88	1/20/17	100,000	b	156,443
Allied Irish Banks,
Sr. Unscd. Notes	EUR	2.75	4/16/19	100,000		115,110
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	37,262		64,540
ASB Finance,
Gtd. Notes	GBP	1.41	10/23/15	100,000	b	156,499
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	50,000		82,300
Commonwealth Bank of Australia,
Sr. Unscd. Notes	GBP	3.88	12/14/15	50,000		78,927
Coventry Building Society,
Covered Bonds	GBP	0.87	3/17/20	100,000	b	156,351
Coventry Building Society,
Sr. Unscd. Notes	EUR	2.50	11/18/20	100,000		117,213
Danske Bank,
Sub. Notes	GBP	5.38	9/29/21	90,000	b	149,052
Dexia Credit Local,
Govt. Gtd. Notes		2.25	1/30/19	250,000		254,908
Eksportfinans,
Sr. Unscd. Notes		5.50	5/25/16	55,000		56,569

General Electric Capital,
Gtd. Bonds		5.63	9/15/17	100,000		108,937
General Electric Capital,
Gtd. Notes	GBP	6.44	11/15/22	24,573		42,762
HSBC Bank,
Sub. Notes	GBP	5.38	11/4/30	95,000	b	163,595
Hutchison Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	50,000		79,657
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	AUD	2.67	1/27/16	80,000	b	58,585
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	NZD	4.00	1/30/20	170,000		115,176
Lloyds Bank,
Govt. Gtd. Notes	GBP	1.50	5/2/17	100,000		157,700
Lloyds Bank,
Sub. Notes	AUD	13.00	12/19/21	65,000	b	53,590
Metropolitan Life Global Funding
I, Scd. Bonds		0.49	7/14/16	150,000	b	150,091
Nationwide Building Society,
Covered Bonds	GBP	0.78	7/17/17	100,000	b	156,336
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	3/11/49	100,000	b	157,258
Neder Financierings,
Sr. Unscd. Notes		0.43	10/21/19	125,000	b	124,852
New Red Finance,
Scd. Notes		6.00	4/1/22	32,000	c	33,114
Prudential,
Sr. Unscd. Notes	GBP	1.38	1/19/18	100,000		155,397
Royal Bank of Canada,
Covered Bonds,		1.13	7/22/16	125,000		125,461
Royal Bank of Canada,
Covered Bonds		1.88	2/5/21	135,000		135,498
RSA Insurance Group,
Gtd. Notes	GBP	9.38	5/20/39	50,000	b	93,678
Silverback Finance,
Sr. Scd. Bonds	EUR	3.13	2/25/37	120,000		127,790
Silverstone Master Issuer,
Mortgage Backed Notes, Ser. A3	GBP	5.06	1/21/55	100,000		163,219

SLM Student Loan Trust, Ser.
2003-10, Asset-Backed Notes	GBP	5.15	12/15/39	100,000	b	139,572
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,216		76,323
UBS,
Sr. Unscd. Notes	GBP	6.63	4/11/18	100,000		176,511
Vonovia Finance,
Gtd. Notes	EUR	1.50	3/31/25	84,000		87,731
Yorkshire Building Society,
Sub. Notes	GBP	4.13	11/20/24	100,000	b	157,799
						4,228,544
Foreign/Governmental--28.5%
Asian Development Bank,
Sr. Unscd. Notes		0.29	7/10/19	165,000	b	165,058
Brazilian Government,
Bills	BRL	0.00	1/1/18	1,000,000	d	218,001
Canadian Government,
Bonds	CAD	1.00	11/1/15	255,000		195,248
Dutch Government,
Bonds		1.00	2/24/17	150,000		150,668
Ecuadorian Government,
Notes		9.38	12/15/15	130,000		129,350
EUROFIMA,
Sr. Unscd. Notes		5.25	4/7/16	130,000		134,161
European Bank for Reconstruction &
Development, Sr. Unscd. Notes	NOK	4.00	5/11/17	230,000		29,548
European Investment Bank,
Sr. Unscd. Bonds	GBP	0.65	1/5/16	120,000	b	187,489
FADE,
Asset-Backed Bonds	EUR	0.85	9/17/19	200,000		219,736
Finnish Government,
Sr. Unscd. Notes	GBP	0.62	2/25/16	100,000	b	156,233
French Development Agency,
Unscd. Bonds		1.13	10/3/16	120,000		120,668
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes		0.50	4/15/16	135,000		135,116
International Bank for

Reconstruction & Development,
Sr. Unscd. Notes	NZD	4.63	2/26/19	350,000		242,470
Ivory Coast Government,
Sr. Unscd. Bonds		5.75	12/31/32	100,000	b	92,789
KFW,
Govt. Gtd. Bonds		1.13	8/6/18	188,000		187,765
KFW,
Govt. Gtd. Notes	NOK	3.38	8/18/17	300,000		38,434
KFW,
Govt. Gtd. Notes	NZD	3.75	6/14/18	100,000		67,462
Kommunalbanken,
Sr. Unscd. Bonds		0.50	3/29/16	132,000		132,084
Mexican Government,
Bonds, Ser. M	MXN	4.75	6/14/18	6,470,000		402,668
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	80,000		96,794
MuniFin,
Govt. Gtd. Notes		2.38	5/16/16	130,000		131,928
Nordic Investment Bank,
Sr. Unscd. Notes	NZD	4.13	3/16/17	150,000		100,696
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	716,000		227,208
Singapore Government,
Sr. Unscd. Bonds	SGD	2.50	6/1/19	220,000		165,291
Spanish Government,
Sr. Unscd. Bonds	EUR	4.85	10/31/20	300,000		395,050
Swedish Export Credit,
Sub. Notes		2.88	11/14/23	200,000	b,c	200,900
Transport for London,
Sr. Unscd. Notes	GBP	2.13	4/24/25	100,000		152,127
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	490,000		437,932
Turks & Caicos Islands,
Govt. Gtd. Notes		3.20	2/22/16	130,000		131,866
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	1.25	11/22/17	320,000	e	707,098
United Kingdom Gilt,
Bonds	GBP	1.75	9/7/22	60,000		94,083

						5,845,921
Health Care--1.5%
Labco,
Sr. Scd. Notes	EUR	8.50	1/15/18	100,000		115,042
Roche Holdings,
Gtd. Notes		0.37	9/29/17	200,000	b	199,617
						314,659
Industrial--1.7%
AA Bond Co.,
Sr. Scd. Notes	GBP	4.25	7/31/20	100,000		163,661
Volkswagen Financial Services,
Gtd. Notes	GBP	1.75	8/21/17	113,000		177,909
						341,570
Information Technology--.2%
First Data,
Sr. Scd. Notes		7.38	6/15/19	36,000		37,642
Telecommunication Services--1.6%
Altice,
Gtd. Bonds	EUR	6.25	2/15/25	100,000		106,494
British Telecom,
Sr. Unscd. Notes	GBP	7.50	12/7/16	11,000		18,754
Numericable-SFR,
Sr. Scd. Bonds	EUR	5.63	5/15/24	100,000		113,037
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	80,000		84,400
						322,685
U.S. Government Securities--18.8%
U.S. Treasury Inflation Protected Securities,
Notes, 0.13%, 4/15/20				1,066,076	f	1,066,159
U.S. Treasury Notes:
0.88%, 2/28/17				2,025,000		2,035,917
2.00%, 2/15/25				778,800		765,414
						3,867,490
Utilities--3.0%
Centrica,
Sr. Unscd. Notes	GBP	5.50	10/24/16	50,000		82,014
E.ON International Finance,
Gtd. Notes	GBP	6.00	10/30/19	50,000		89,630

NET4GAS,
Sr. Unscd. Notes	EUR	2.50	7/28/21	100,000		115,618
RWE,
Jr. Sub. Notes	EUR	4.63	9/29/49	65,000	b	71,720
SPP Infrastructure Financing,
Gtd. Bonds	EUR	2.63	2/12/25	100,000		102,464
SSE,
Sub. Notes	GBP	5.45	9/29/49	100,000	b	156,847
						618,293
Total Bonds and Notes
(cost $17,711,720)						17,212,109

Common Stocks--2.1%				Shares		Value ($)
Exchange-Traded Funds
SPDR Barclays Emerging Markets
Local Bond ETF
(cost $460,251)				16,800	[g]	440,664
				Principal
Short-Term Investments--9.2%				Amount ($)		Value ($)
U.S. Treasury Bills:
0.02%, 8/27/15				1,530,000		1,529,962
0.02%, 11/5/15				350,000		349,926
Total Short-Term Investments
(cost $1,879,962)						1,879,888

Other Investment--5.0%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,027,197)				1,027,197	[h]	1,027,197
Total Investments (cost $21,079,130)				100.1%		20,559,858
Liabilities, Less Cash and Receivables				(.1%)		(30,729)
Net Assets				100.0%		20,529,129

ETF -- Exchange-Traded Fund

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar

BRL--Brazilian Real
CAD--Canadian Dollar
CNY--Chinese Yuan Renminbi
EUR--Euro
GBP--British Pound
MXN--Mexican New Peso
NOK--Norwegian Krone
NZD--New Zealand Dollar
PLN--Polish Zloty
SEK--Swedish Krona
SGD--Singapore Dollar
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities were valued at $234,014 or 1.1% of net assets.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized depreciation on investments was $519,272 of which $45,356 related to appreciated investment securities and $564,628 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	36.5
Foreign/Governmental	28.5
U.S. Government Securities	18.8
Short-Term/Money Market Investment	14.2
Common Stocks	2.1
100.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2015 ($)
Financial Futures Short
Long Gilt	2	(366,362)	September 2015	(4,991)
U.S. Treasury 5 Year Notes	25	(2,996,094)	September 2015	(17,225)
				(22,216)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring
8/3/2015	a	67,274	104,918	105,058	140

Danish Krone,
Expiring:
8/13/2015	a	1,871,608	282,881	275,522	(7,359)
8/13/2015	b	175,000	25,798	25,762	(36)

Euro,
Expiring:
8/3/2015	a	370,297	404,379	406,679	2,300
8/13/2015	c	217,939	241,516	239,391	(2,125)

Norwegian Krone,
Expiring:
8/13/2015	b	240,197	30,409	29,397	(1,012)
8/13/2015	d	1,115,635	148,868	136,538	(12,330)

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
8/13/2015	a	846,718	653,014	618,435	34,579
8/13/2015	c	55,001	40,716	40,172	544

Brazilian Real,

Expiring
8/13/2015	b	2,218,000	657,548	644,654	12,894

British Pound,
Expiring:
8/13/2015	a	919,538	1,426,578	1,435,862	(9,284)
8/13/2015	b	178,306	277,897	278,426	(529)
8/13/2015	c	2,032,020	3,095,544	3,173,005	(77,461)
8/13/2015	d	19,000	29,636	29,669	(33)

Canadian Dollar,
Expiring
8/13/2015	a	256,106	207,753	195,804	11,949

Euro,
Expiring:
8/13/2015	a	1,193,300	1,321,936	1,310,757	11,179
8/13/2015	b	593,273	662,125	651,669	10,456
8/13/2015	c	105,717	116,181	116,123	58
8/13/2015	d	419,000	466,896	460,243	6,653

Japanese Yen,
Expiring
8/13/2015	a	99,000	800	799	1

Mexican New Peso,
Expiring:
8/13/2015	a	2,914,135	187,155	180,688	6,467
8/13/2015	b	1,458,748	90,812	90,448	364
8/13/2015	c	1,229,048	78,043	76,206	1,837
8/13/2015	d	906,039	55,705	56,178	(472)

New Zealand Dollar,
Expiring:

8/4/2015	a	3,400	2,252	2,244	8
8/13/2015	a	605,640	449,973	399,351	50,622
8/13/2015	b	141,000	92,784	92,973	(189)
8/13/2015	c	213,708	141,251	140,916	335

Norwegian Krone,
Expiring
8/13/2015	c	1,927,000	241,516	235,838	5,678

Polish Zloty,
Expiring:
8/13/2015	a	360,000	93,734	95,400	(1,666)
8/13/2015	b	319,000	87,146	84,535	2,611
8/13/2015	c	299,455	79,204	79,356	(152)
8/13/2015	d	290,888	78,705	77,086	1,619

Singapore Dollar,
Expiring:
8/13/2015	a	149,490	112,279	108,922	3,357
8/13/2015	c	46,618	34,039	33,967	72
8/13/2015	d	36,535	27,027	26,621	406

South Korean Won,
Expiring:
8/13/2015	a	93,418,000	82,285	79,800	2,485
8/13/2015	b	23,591,000	20,276	20,152	124

Swedish Krona,
Expiring:
8/13/2015	a	155,000	18,081	17,971	110
8/13/2015	b	728,000	84,903	84,407	496
8/13/2015	d	1,072,417	129,509	124,340	5,169

Gross Unrealized Appreciation	172,513	-20421.9
Gross Unrealized Depreciation	(112,648)	80362.92
	59,865	59941.02
	(76)
Counterparties:

a	Royal Bank of Scotland
b	UBS
c	JP Morgan Chase Bank
d	Barclays Bank

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	7,498,698	-	7,498,698
Exchange-Traded Funds	440,664	-	-	440,664
Foreign Government	-	5,845,921	-	5,845,921
Mutual Funds	1,027,197	-	-	1,027,197
U.S. Treasury	-	5,747,378	-	5,747,378
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	172,513	-	172,513
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(22,216)	-	-	(22,216)
Forward Foreign Currency Exchange Contracts++	-	(112,648)	-	(112,648)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
July 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--22.0%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--6.3%
Australian Goverment,
Sr. Unscd. Bonds	AUD	3.75	4/21/37	11,555,000		8,927,607
Australian Goverment,
Sr. Unscd. Bonds, Ser. 140	AUD	4.50	4/21/33	10,220,000		8,745,052
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	4,475,000		3,864,823
New South Wales Treasury,
Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	3,380,400	b	3,618,447
Queensland Treasury,
Govt. Gtd. Notes, Ser. 24	AUD	5.75	7/22/24	6,232,000		5,484,595
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	5,136,000		4,590,246
						35,230,770
Brazil--.4%
Petrobras Global Finance,
Gtd. Notes		6.75	1/27/41	1,090,000		912,875
Petrobras Global Finance,
Gtd. Notes		7.88	3/15/19	1,124,000		1,171,770
						2,084,645
France--.4%
Altice,
Gtd. Bonds	EUR	6.25	2/15/25	1,364,000		1,452,585
Altice,
Gtd. Bonds	EUR	7.25	5/15/22	340,000		382,040
Numericable-SFR,
Sr. Scd. Bonds	EUR	5.63	5/15/24	552,000		623,966
						2,458,591
Netherlands--1.5%
Netherlands Government,
Bonds		0.25	9/12/15	8,420,000		8,418,880

New Zealand--1.9%
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	2,688,000	c	1,872,989
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0427	NZD	4.50	4/15/27	5,988,000		4,389,333
New Zealand Government,
Sr. Unscd. Bonds, Ser. 521	NZD	6.00	5/15/21	5,633,000		4,352,096
						10,614,418
United Kingdom--6.8%
Anglian Water Services Financing,
Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	151,000	d	438,524
Arqiva Broadcast Finance,
Sr. Scd. Notes	GBP	9.50	3/31/20	897,000		1,548,538
British Telecommunications,
Sr. Unscd. Notes	GBP	3.50	4/25/25	287,000	d	860,843
Brookfield Strategic Real Estate Partners II Center
Parks, Scd. Bonds	GBP	7.00	2/28/42	212,000		340,587
Centrica,
Sub. Bonds	GBP	5.25	4/10/75	948,000	e	1,469,796
Dwr Cymru Financing,
Asset Backed Notes	GBP	1.86	3/31/48	150,000	d	393,932
High Speed Rail Finance 1,
Sr. Scd. Notes	GBP	1.57	11/1/38	268,000	d	542,855
Motability Operations Group,
Gtd. Notes	EUR	1.63	6/9/23	727,000		815,477
National Grid Electricity Transmission,
Insured Bonds	GBP	2.98	7/8/18	222,000	d	549,443
National Grid Gas,
Gtd. Bonds	GBP	4.19	12/14/22	745,000	d	2,295,265
Network Rail Infrastructure Finance,
Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/27	865,000	d	2,199,486
Scotland Gas Network,
Insured Notes, Ser. A2S	GBP	2.13	10/21/22	300,000	d	703,022
Tesco Property Finance 3,
Mortgage-Backed Bonds	GBP	5.74	4/13/40	1,314,078		2,037,821
TESCO,
Sr. Unscd. Notes	GBP	3.32	11/5/25	245,000	d	615,079
TESCO,

Sr. Unscd. Notes	GBP	4.00	9/8/16	578,000	d	1,419,713
TESCO,
Sr. Unscd. Notes	GBP	6.13	2/24/22	364,000		621,872
United Kingdom Gilt,
Bonds	GBP	4.75	9/7/15	13,235,173		20,745,646
						37,597,899
United States--4.7%
Sprint,
Gtd. Notes		7.13	6/15/24	1,584,000		1,453,320
Sprint,
Gtd. Notes		7.88	9/15/23	2,272,000		2,183,960
Sprint Capital,
Gtd. Notes		8.75	3/15/32	2,347,000		2,226,716
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	404,000		426,220
U.S. Treasury Bonds		3.00	5/15/45	2,802,300		2,841,706
U.S. Treasury Notes		1.50	8/31/18	16,737,300		16,971,354
						26,103,276
Total Bonds And Notes
(cost $126,837,059)						122,508,479

Common Stocks--54.6%				Shares		Value ($)
Australia--1.5%
Dexus Property Group				1,005,570		5,718,477
Newcrest Mining				307,364	f	2,532,010
						8,250,487
Canada--2.2%
Agnico Eagle Mines				23,960		530,185
Alacer Gold				76,493	f	156,747
Alamos Gold, Cl. A				107,424	f	349,086
AuRico Metals				1	f	0
Barrick Gold				253,580		1,790,275
Centerra Gold				79,564		397,866
Detour Gold				66,577	f	645,993
Eldorado Gold				354,974		1,221,381
IAMGOLD				358,012	f	544,744
Kinross Gold				172,795	f	317,091

New Gold	235,924	f	521,329
OceanaGold	137,079		236,876
Primero Mining	186,630	f	483,752
Silver Wheaton	313,270		4,100,763
Yamana Gold	372,641		737,959
			12,034,047
Denmark--.6%
TDC	470,290		3,547,152
Finland--.4%
Nokia	308,322		2,177,291
France--3.5%
Sanofi	70,739		7,611,198
Vivendi	461,821		12,139,703
			19,750,901
Germany--3.5%
Bayer	67,290		9,924,931
Brenntag	81,399		4,526,140
Rocket Internet	15,569	f,g	559,895
SAP	31,355		2,247,268
Telefonica Deutschland Holding	397,448		2,468,391
			19,726,625
Israel--.3%
Bank Hapoalim	290,646		1,613,823
Japan--4.2%
Japan Tobacco	318,000		12,350,773
Skylark	98,900		1,431,610
SoftBank Group	135,000		7,495,340
TOPCON	91,900		2,065,127
			23,342,850
Mexico--.1%
Fresnillo	64,934		656,083
Netherlands--3.6%
RELX	435,636		7,257,889
Wolters Kluwer	387,704		12,850,514
			20,108,403
New Zealand--.7%
Spark New Zealand	1,878,037		3,669,494

South Africa--.1%
Gold Fields	236,148		639,547
Sweden--1.0%
TeliaSonera	900,384		5,474,268
Switzerland--4.1%
Novartis	106,379		11,052,936
Roche Holding	40,308		11,642,309
			22,695,245
United Kingdom--10.7%
BAE Systems	575,230		4,313,664
British American Tobacco	125,049		7,422,679
Centrica	2,839,453		11,817,197
GlaxoSmithKline	341,790		7,451,219
Infinis Energy	361,024		787,899
National Grid	415,563		5,536,297
Randgold Resources	10,575		637,786
Royal Dutch Shell, Cl. B	219,889		6,388,748
United Utilities Group	409,278		5,701,194
Vodafone Group	1,512,813		5,713,654
Willis Group Holdings	27,934		1,298,652
Wolseley	42,046		2,794,531
			59,863,520
United States--18.1%
Abbott Laboratories	125,966		6,385,217
Accenture, Cl. A	101,486		10,464,221
CA	196,233		5,717,248
CMS Energy	328,733		11,262,393
Dun & Bradstreet	29,584		3,691,196
Eversource Energy	178,470		8,873,528
Express Scripts Holding	36,251	f	3,265,128
Merck & Co.	97,752		5,763,458
Microsoft	280,400		13,094,680
PowerShares DB Gold Fund	362,445	f,h	13,037,183
Reynolds American	87,361		7,494,700
Sprint	868,470	f	2,926,744
Sysco	167,908		6,096,739
Trimble Navigation	115,707	f	2,672,832
			100,745,267

Total Common Stocks
(cost $299,158,945)			304,295,003

	Number of
Options Purchased--.2%	Contracts		Value ($)
Call Options--.0%
CBOE Volatility Index,
September 2015 @ 21	1,101		80,373
FTSE 100 Index Futures,
September 2015 @ GBP 6,800	820		29,438
			109,811
Put Options--.2%
DJ Euro Stoxx 50,
September 2015 @ EUR 3,200	825		111,623
DJ Euro Stoxx 50,
September 2015 @ EUR 3,400	290		115,507
FTSE 100 Index Futures,
September 2015 @ GBP 6,700	263		593,854
			820,984
Total Options Purchased
(cost $1,223,186)			930,795
	Principal
Short-Term Investments--15.7%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.00%, 11/5/15	50,946,000		50,935,199
0.00%, 1/7/16	28,887,400		28,873,216
0.02%, 8/27/15	7,973,500		7,973,301
Total Short-Term Investments
(cost $87,786,971)			87,781,716

Other Investments--4.9%	Shares		Value ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Plus Money Market Fund	19,596,733	i	19,596,733
Franklin Convertible Securities Fund	411,547		7,621,855
Total Other Investments
(cost $27,288,291)			27,218,588

Total Investments (cost $542,294,452)	97.4%		542,734,581

Cash and Receivables (Net)	2.6%	14,765,316
Net Assets	100.0%	557,499,897

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD-- Australian Dollar
EUR-- Euro
GBP-- British Pound
NZD-- New Zealand Dollar
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price
Index.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price
Index.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
e	Variable rate security--interest rate subject to periodic change.
f	Non-income producing security.
g	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, this security was valued at $559,895 or 0.1% of net assets.
h	Investment in non-controlled affiliates (cost $15,924,717).
i	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $767,676 of which $29,611,460 related to appreciated investment securities and $28,843,784 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	19.2
Foreign/Governmental	13.5
Health Care	9.5
Utilities	7.9
Consumer Services	7.8
Basic Materials	5.6
Telecommunications	5.6
Corporate Bonds	5.0
Consumer Goods	4.9
Technology	4.6
Industrial	3.6

U.S. Government Securities	3.5
Exchange-Traded Funds	2.3
Financial	1.6
Mutual Funds: Domestic	1.4
Oil & Gas	1.2
Options Purchased	.2
97.4

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)

				Unrealized
		Market Value		Apperication
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2015 ($)
Financial Futures Short
FTSE 100 Index	125	(12,988,990)	September 2015	174,019
Standard & Poor's 500	130	(68,198,000)	September 2015	(22,686)

Gross Unrealized Appreciation				174,019
Gross Unrealized Depreciation				(22,686)

STATEMENT OF OPTIONS WRITTEN
July 31, 2015 (Unaudited)

	Number
	of Contracts	Value ($)
Call Options:
DJ Euro Stoxx 50,
September 2015 @ EUR 3,800	300	(66,360)
FTSE 100 Index Futures,
August 2015 @ GBP 6,800	270	(9,693)

Put Options:
DJ Euro Stoxx 50,
September 2015 @ EUR 3,050	290	(18,183)
FTSE 100 Index Futures,
September 2015 @ GBP 6,300	263	(141,757)

(premiums received $563,540)		(235,993)

EUR- Euro
GBP- British Pound

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
April 30, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
8/14/2015	a	1,218,308	934,623	889,784	(44,839)
9/11/2015	a	602,159	459,247	439,074	(20,173)

British Pound,
Expiring
8/3/2015	b	1,050,312	1,637,594	1,640,215	2,621

Canadian Dollar,
Expiring:
8/4/2015	a	49,494	37,967	37,843	(124)
8/5/2015	c	197,117	151,188	150,719	(469)

Euro,
Expiring:
8/3/2015	a	12,197	13,394	13,395	1
10/15/2015	d	1,326,101	1,453,965	1,458,008	4,043

Israeli Shekel,
Expiring:
8/14/2015	a	880,878	233,344	233,480	136
8/14/2015	b	921,875	244,619	244,347	(272)

Japanese Yen,

Expiring:
8/3/2015	b	6,658,716	53,867	53,727	(140)
8/4/2015	b	4,290,114	34,522	34,616	94
8/5/2015	b	25,829,545	207,932	208,412	480

New Zealand Dollar,
Expiring
8/14/2015	a	376,279	257,498	248,091	(9,407)

Norwegian Krone,
Expiring:
8/14/2015	b	12,122,380	1,563,212	1,483,576	(79,636)
8/14/2015	c	48,782,101	6,375,711	5,970,111	(405,600)

Swiss Franc,
Expiring
9/11/2015	c	8,006,105	8,542,658	8,297,565	(245,093)

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
8/14/2015	a	1,255,486	987,056	916,936	70,120
8/14/2015	b	76,098,865	59,726,138	55,578,338	4,147,800

British Pound,
Expiring:
10/15/2015	a	87,528,981	135,688,222	136,618,023	(929,801)
10/15/2015	b	1,745,195	2,712,739	2,723,956	(11,217)
10/15/2015	d	1,138,628	1,762,785	1,777,207	(14,422)

Canadian Dollar,
Expiring:
8/14/2015	a	4,469,551	3,624,080	3,417,138	206,942
8/14/2015	b	11,419,414	9,426,098	8,730,567	695,531
8/14/2015	c	117,429	94,800	89,779	5,021
8/14/2015	d	542,535	426,198	414,788	11,410

Euro,
Expiring:
8/3/2015	d	1,326,101	1,452,465	1,456,389	(3,924)
10/15/2015	a	333,876	363,972	367,086	(3,114)
10/15/2015	d	80,768,284	88,772,435	88,802,292	(29,857)

Israeli Shekel,
Expiring
8/14/2015	b	6,587,866	1,696,584	1,746,140	(49,556)
8/14/2015	c	1,315,546	343,914	348,691	(4,777)

New Zealand Dollar,

Expiring:
8/14/2015	a	458,224	341,453	302,120	39,333
8/14/2015	b	21,634,089	16,044,292	14,263,978	1,780,314

South African Rand,
Expiring
10/15/2015	a	2,598,415	204,832	202,610	2,222
10/15/2015	d	5,982,190	474,761	466,457	8,304

Swedish Krona,
Expiring
8/14/2015	b	35,304,218	4,216,690	4,093,381	123,309

Gross Unrealized Appreciation	7,097,681
Gross Unrealized Depreciation	(1,852,421)

Counterparties:
a	JP Morgan Chase Bank
b	Royal Bank of Scotland
c	Barclays Bank
d	UBS

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	27,685,705	-	27,685,705
Equity Securities - Domestic Common Stocks+	87,708,084	-	-	87,708,084
Equity Securities - Foreign Common Stocks+	203,549,736	-	-	203,549,736
Exchange-Traded Funds	13,037,183	-	-	13,037,183
Foreign Government	-	75,009,714	-	75,009,714
Mutual Funds	27,218,588	-	-	27,218,588
U.S. Treasury	107,594,776	-	-	107,594,776
Other Financial Instruments:
Financial Futures++	174,019	-	-	174,019
Forward Foreign Currency Exchange Contracts++	-	7,097,681	-	7,097,681
Options Purchased	930,795	-	-	930,795
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(22,686)	-	-	(22,686)
Forward Foreign Currency Exchange Contracts++	-	(1,852,421)	-	(1,852,421)
Options Written	(235,993)	-	-	(235,993)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end July 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Total Emerging Markets Fund
July 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--28.9%		Rate (%)	Date	Amount ($) [a]		Value ($)
Argentina--.5%
Argentine Government,
Sr. Unscd. Notes		9.95	6/9/21	160,000	b	158,400
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	135,000	c,d	45,395
YPF,
Sr. Unscd. Notes		8.50	7/28/25	155,000	b	149,714
						353,509
Brazil--3.7%
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unscd. Notes		5.75	9/26/23	200,000		199,980
Brazil Minas,
Govt. Gtd. Notes		5.33	2/15/28	915,000		855,525
Brazilian Government,
Treasury Bills	BRL	0.00	4/1/16	450,000	e	120,424
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	1,340,000		379,507
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	2,950,000		760,269
Embraer Netherlands,
Gtd. Notes,		5.05	6/15/25	150,000		147,000
Oi,
Sr. Unscd. Notes		5.75	2/10/22	285,000		227,202
						2,689,907
Chile--.8%
AES Gener,
Unscd. Notes		5.00	7/14/25	200,000	b	204,418
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	395,000		404,445
						608,863
China--1.1%
China Cinda Finance 2014,
Gtd. Notes		5.63	5/14/24	435,000	b	459,969

Sinopec Group Overseas Development 2015,
Gtd. Notes		2.50	4/28/20	320,000	b	315,320
						775,289
Colombia--2.4%
Colombian Government,
Sr. Unscd. Bonds		5.63	2/26/44	200,000		204,000
Colombian Government,
Bonds, Ser. B	COP	7.00	5/4/22	329,000,000		116,024
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	591,600,000		202,135
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	809,300,000		334,028
Ecopetrol,
Sr. Unscd. Notes		5.38	6/26/26	145,000		140,868
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		87,933
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	230,000,000	b	77,865
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	999,000,000		366,820
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	450,000,000	b	154,680
Pacific Rubiales Energy,
Gtd. Notes		7.25	12/12/21	140,000		99,400
						1,783,753
Dominican Republic--.2%
Dominican Republic Government,
Sr. Unscd. Bonds		7.45	4/30/44	110,000		118,800
Ghana--.2%
Ghana Government,
Sr. Unscd. Notes		8.50	10/4/17	150,000		155,250
Indonesia--2.0%
Indonesian Government,
Sr. Unscd. Notes		4.63	4/15/43	260,000		235,950
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR64	IDR	6.13	5/15/28	5,910,000,000		349,703
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	5,090,000,000		361,554

Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	200,000	b	193,040
Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	320,000		308,864
						1,449,111
Ivory Coast--.5%
Ivory Coast Government,
Sr. Unscd. Notes,		5.38	7/23/24	410,000		383,555
Jamaica--.2%
Digicel Group,
Sr. Unscd. Notes,		7.13	4/1/22	200,000		184,500
Kazakhstan--.5%
KazAgro National Management Holding,
Sr. Unscd. Notes,		4.63	5/24/23	200,000		176,250
Kazakhstan Temir Zholy Finance,
Gtd. Notes,		6.95	7/10/42	200,000	b	181,860
						358,110
Mexico--3.6%
America Movil,
Sr. Unscd. Notes,	MXN	6.00	6/9/19	3,470,000		217,213
American Movil,
Gtd. Bonds,	MXN	8.46	12/18/36	1,900,000		116,185
Comision Federal de Electricidad,
Sr. Unscd. Bonds,	MXN	7.35	11/25/25	4,400,000		267,528
Comision Federal de Electricidad,
Sr. Unscd. Notes,		5.75	2/14/42	200,000		197,750
Metalsa,
Gtd. Notes,		4.90	4/24/23	150,000	b	139,687
Mexican Government,
Bonds, Ser. M 10,	MXN	8.50	12/13/18	1,375,000		94,736
Mexichem,
Gtd. Notes,		5.88	9/17/44	200,000	b	187,750
Petroleos Mexicanos,
Gtd. Bonds,		5.50	6/27/44	305,000		283,650
Petroleos Mexicanos,
Gtd. Notes,	MXN	7.19	9/12/24	2,075,000		126,786
Petroleos Mexicanos,
Gtd. Notes,	MXN	7.19	9/12/24	6,410,000	b	391,661

Petroleos Mexicanos,
Gtd. Notes,	MXN	7.65	11/24/21	3,365,000		216,027
Red Carreteras de Occidente,
Sr. Scd. Notes,	MXN	9.00	6/10/28	3,140,000	b	192,313
Tenedora Nemak,
Sr. Unscd. Notes,		5.50	2/28/23	200,000		206,000
						2,637,286
Morocco--.3%
OCP,
Sr. Unscd. Notes,		6.88	4/25/44	200,000		210,724
Panama--.9%
AES Panama,
Sr. Unscd. Bonds,		6.00	6/25/22	280,000	b	283,920
Global Bank,
Sr. Unscd. Notes,		5.13	10/30/19	230,000	b	238,338
Panamanian Government,
Sr. Unscd. Bonds, Ser. A,		5.63	7/25/22	100,000		109,775
						632,033
Peru--.7%
BBVA Banco Continental,
Sub. Notes,		5.25	9/22/29	160,000	b,c	162,400
Corporacion Financiera de Desarrollo,
Sr. Unscd. Notes,		4.75	7/15/25	215,000	b	218,225
Peruvian Government,
Bonds,	PEN	6.71	2/12/55	170,000		48,896
Southern Copper,
Sr. Unscd. Notes,		5.88	4/23/45	105,000		96,445
						525,966
Poland--1.5%
Polish Government,
Bonds, Ser. 0725,	PLN	3.25	7/25/25	1,825,000		497,749
Polish Government,
Bonds, Ser. 0922,	PLN	5.75	9/23/22	1,780,000		564,847
						1,062,596
Russia--1.9%
AHML Finance,
Sr. Unscd. Notes,	RUB	7.75	2/13/18	5,000,000		73,414
RusHydro,

Sr. Unscd. Notes,	RUB	7.88	10/28/15	14,400,000		231,071
Russian Agricultural Bank,
Sr. Unscd. Notes,		5.30	12/27/17	400,000		399,000
Russian Agricultural Bank,
Sr. Unscd. Notes,		7.75	5/29/18	335,000		350,343
Russian Agricultural Bank,
Sr. Unscd. Notes,	RUB	7.88	2/7/18	6,900,000		100,427
Vnesheconombank,
Sr. Unscd. Notes,		6.03	7/5/22	290,000		268,111
						1,422,366
South Africa--2.0%
South African Government,
Bonds, Ser. R213,	ZAR	7.00	2/28/31	5,648,000		384,280
South African Government,
Bonds, Ser. 2023,	ZAR	7.75	2/28/23	695,000		53,800
South African Government,
Bonds, Ser. R186,	ZAR	10.50	12/21/26	7,230,000		665,833
Transnet,
Sr. Unscd. Notes,		4.00	7/26/22	225,000		216,148
Transnet,
Sr. Unscd. Notes,	ZAR	9.50	5/13/21	2,200,000	b	171,625
						1,491,686
Spain--.5%
CEMEX Espana,
Sr. Scd. Notes,		9.88	4/30/19	300,000		330,000
Thailand--.7%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB,	THB	1.20	7/14/21	10,400,000	f	303,338
Thai Government,
Unscd. Bonds, Ser. ILB,	THB	1.25	3/12/28	7,950,000	f	207,839
						511,177
Turkey--3.8%
Akbank TAS,
Sr. Unscd. Notes,		4.00	1/24/20	200,000	b	195,300
Arcelik,
Sr. Unscd. Notes,		5.00	4/3/23	330,000		313,913
Export Credit Bank of Turkey
Sr. Unscd. Bonds,		5.00	9/23/21	310,000		312,713

Turkish Government,
Bonds, Ser. 5Y,	TRY	6.30	2/14/18	920,000		308,758
Turkish Government,
Bonds,	TRY	8.80	9/27/23	1,335,000		466,101
Turkish Government,
Bonds,	TRY	10.40	3/20/24	1,230,000		470,055
Turkish Government,
Bonds,	TRY	10.50	1/15/20	1,131,846		425,193
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes,		5.00	10/31/18	270,000	b	277,393
						2,769,426
United Arab Emirates--.2%
DP World,
Sr. Unscd. Notes,		6.85	7/2/37	140,000		155,050
United Kingdom--.3%
King Power Capital,
Gtd. Bonds,		5.63	11/3/24	235,000		247,632
Uruguay--.2%
Uruguayan Government,
Sr. Unscd. Notes,	UYU	4.38	12/15/28	3,200,000		143,789
Vietnam--.2%
Vietnam Government
Sr. Unscd. Bonds,		6.75	1/29/20	140,000		156,100
Total Bonds And Notes
(cost $24,181,276)						21,156,478
Common Stocks--66.9%				Shares		Value ($)
Brazil--2.4%
Grupo BTG Pactual				109,600		823,292
Multiplus				57,200		689,116
Raia Drogasil				18,800		238,902
						1,751,310
China--16.9%
ANTA Sports Products				568,000		1,456,579
Beijing Capital International Airport, Cl. H				978,000		1,007,987
China Construction Bank, Cl. H				1,814,000		1,481,189
CRRC, Cl. H				773,000	g	975,187
CSPC Pharmaceutical Group				556,000		509,217
Lenovo Group				424,000		459,972

PICC Property & Casualty, Cl. H	508,000		1,057,637
Ping An Insurance Group Company of China, Cl. H	70,000		402,719
Shanghai Pharmaceuticals Holding, Cl. H	450,000		1,065,748
Sihuan Pharmaceutical Holdings Group	1,177,000		669,552
Sinotrans, Cl. H	1,544,000		950,025
Tencent Holdings	123,000		2,295,848
WuXi PharmaTech, ADR	3,912	g	162,348
			12,494,008
Colombia--1.2%
Bancolombia, ADR	20,560		793,616
Grupo Aval Acciones y Valores, ADR	7,078		61,225
			854,841
Hong Kong--4.1%
Haier Electronics Group	330,000		775,589
PAX Global Technology	896,000	g	1,430,863
Sino Biopharmaceutical	692,000		802,482
			3,008,934
Hungary--1.0%
Richter Gedeon	46,493		747,249
India--5.7%
Dr. Reddy's Laboratories, ADR	6,294		405,019
ICICI Bank, ADR	159,120		1,602,338
Reliance Industries, GDR	40,920	b	1,274,658
State Bank of India, GDR	10,298		430,971
Vedanta, ADR	53,494		430,627
			4,143,613
Indonesia--1.2%
Bank Negara Indonesia	2,511,000		883,560
Malaysia--.6%
Malayan Banking	186,500		448,634
Mexico--5.3%
Arca Continental	84,700		508,699
Controladora Vuela Compania de Aviacion, ADR	129,340	g	1,787,479
Grupo Aeroportuario del Centro Norte	46,700	g	259,288
Grupo Aeroportuario del Pacifico, Cl. B	34,700	g	273,831
Grupo Financiero Banorte, Ser. O	196,800		1,039,666
			3,868,963
Peru--1.4%

Credicorp	7,690		1,014,311
Philippines--1.4%
Metropolitan Bank & Trust	542,454		1,047,902
Russia--.7%
Sberbank of Russia, ADR	104,605		512,564
Singapore--1.4%
Hutchison Port Holdings Trust	1,674,800		1,004,880
South Africa--.5%
The Foschini Group	34,357		391,200
South Korea--10.4%
BGF Retail	9,625		1,636,863
Korea Electric Power	19,980		869,104
Korea Investment Holdings	15,137		804,616
LG Household & Health Care	955		699,427
Samsung Electronics	1,955		1,979,810
Sansung Life & Science	9,348	g	591,165
SK Telecom	4,788		1,020,900
			7,601,885
Taiwan--5.2%
Advanced Semiconductor Engineering	518,158		599,046
Eclat Textile	43,000		631,281
Fubon Financial Holding	615,200		1,122,390
Largan Precision	10,000		1,015,156
Powertech Technology	222,000		416,274
			3,784,147
Thailand--3.4%
Jasmine Broadband Internet Infrastructure Fund, Cl. F	2,099,836		589,825
Thai Beverage	2,659,500		1,463,660
Thai Union Frozen Products	769,200		412,481
			2,465,966
Turkey--1.2%
Turkiye Halk Bankasi	202,550		884,434
United Arab Emirates--1.5%
Abu Dhabi Commercial Bank	230,458		519,554
Emaar Properties	282,129		606,853
			1,126,407
United Kingdom--.4%
Atlas Mara	46,170	g	277,020

United States--1.0%
iShares MSCI Emerging Markets ETF	19,133	710,217
Total Common Stocks
(cost $49,683,572)		49,022,045

Preferred Stocks--1.7%
Brazil
Itau Unibanco Holding
(cost $1,596,840)	145,570	1,278,858
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 8/13/15
(cost $20,000)	20,000 [h]	20,000

Other Investment--1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $876,981)	876,981 [i]	876,981
Total Investments (cost $76,358,669)	98.7%	72,354,362
Cash and Receivables (Net)	1.3%	978,886
Net Assets	100.0%	73,333,248

ADR--American Depository Receipts
ETF--Exchange-Traded Fund
GDR--Global Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS--Argentine Peso
BRL--Brazilian Real
COP--Colombian Peso
IDR--Indonesian Rupiah
MXN--Mexican New Peso
PEN--Peruvian New Sol
PLN--Polish Zloty
RUB--Russian Ruble
ZAR--South African Rand
THB--Thai Baht

TRY--Turkish Lira
UYU--Uruguayan Peso

b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities were valued at $5,628,538 or 7.7% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentina Consumer Price
Index.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
g	Non-income producing security.
h	Held by or on behalf of a counterparty for open financial futures contracts.
i	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized depreciation on investments was $4,031,756 of which $4,057,803 related to appreciated investment securities and $8,089,558 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.2
Foreign/Governmental	19.7
Industrial	12.2
Corporate Bonds	9.2
Consumer Discretionary	7.1
Information Technology	6.5
Health Care	6.0
Consumer Staples	4.1
Telecommunication Services	2.2
Energy	1.7
Materials	1.4
Utilities	1.2
Short-Term/Money Market Investments	1.2
Exchange-Traded Funds	1.0
98.7

†	Based on net assets.

STATEMENT OF OPTIONS WRITTEN
July 31, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
October 2015 @ BRL 140	120,000	(1,547)
Chilean Peso,
September 2015 @ CLP 650	300,000	(12,418)
Colombian Peso,
August 2015 @ COP 265	300,000	(24,362)
Hungarian Forint,
September 2015 @ HUF 295	300,000	(1,418)
Hungarian Forint,
October 2015 @ HUF 140	200,000	(816)
Indonesian Rupiah,
September 2015 @ IDR 140	200,000	(1,318)
Malaysian Ringgit,
October 2015 @ MYR 140	300,000	(4,280)
Turkish Lira,
August 2015 @ TRY 2.9	200,000	(11)
Turkish Lira,
September 2015 @ TRY 3.1	200,000	(501)
South African Rand,
September 2015 @ ZAR 13	300,000	(4,910)
South African Rand,
October 2015 @ ZAR 140	200,000	(2,287)
South Korean Won,
August 2015 @ KRW 1,120	300,000	(12,059)
South Korean Won,
September 2015 @ KRW 1,150	300,000	(6,329)

Put Options:

Brazilian Real,
August 2015 @ BRL 2.8	300,000	0
Brazilian Real,
October 2015 @ BRL 3.04	300,000	(165)
Colombian Peso,
September 2015 @ COP 242.5	300,000	(3)
Polish Zloty,
October 2015 @ PLN 3.6	300,000	(1,516)

(premiums received $46,491)		(73,940)

BRL--Brazilian Real
CLP--Chilean Peso
COP--Colombian Peso
HUF--Hungarian Forint
IDR--Indonesian Rupiah
MYR--Malaysian Ringgit
PLN--Polish Zloty
ZAR--South African Rand
KRW--South Korean Won
TRY--Turkish Lira

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
8/4/2015	a	1,325,000	397,301	386,435	(10,866)
8/4/2015	b	470,000	147,442	137,075	(10,367)

Chilean Peso,
Expiring
9/30/2015	a	284,690,000	431,316	419,765	(11,551)

Indian Rupee,
Expiring
9/30/2015	a	37,620,000	580,914	579,723	(1,191)

Indonesian Rupiah,
Expiring
9/30/2015	a	6,082,430,000	442,825	444,108	1,283

Mexican New Peso,
Expiring:
9/30/2015	c	1,855,000	113,327	114,578	1,251
9/30/2015	d	5,265,000	324,910	325,203	293

Malaysian Ringgit,
Expiring
9/30/2015	a	2,885,000	748,748	750,512	1,764

Peruvian New Sol,
Expiring

8/6/2015	e	665,000	208,660	208,492	(168)

Philippine Peso,
Expiring
9/30/2015	a	2,450,000	53,699	53,368	(331)

Polish Zloty,
Expiring
9/30/2015	d	1,280,000	343,615	338,709	(4,906)

Russian Ruble,
Expiring
9/30/2015	b	9,325,000	153,221	148,259	(4,962)

Sales:			Proceeds ($)
Brazilian Real,
Expiring:
8/4/2015	d	220,000	66,769	64,163	2,606
8/4/2015	e	770,000	231,194	224,570	6,624
8/4/2015	f	805,000	258,094	234,777	23,317
10/2/2015	a	1,325,000	389,008	378,414	10,594

Colombian Peso,
Expiring
9/30/2015	a	2,614,865,000	960,994	904,537	56,457

Hungarian Forint,
Expiring
9/30/2015	g	32,110,000	115,098	114,685	413

Indian Rupee,
Expiring
9/30/2015	d	14,980,000	232,273	230,841	1,432

Peruvian New Sol,
Expiring:
8/6/2015	d	3,190,000	1,002,199	1,000,134	2,065
8/6/2015	h	280,000	87,719	87,786	(67)
8/28/2015	b	765,000	239,699	238,847	852

Romanian Leu,
Expiring
9/30/2015	d	1,620,000	397,166	403,350	(6,184)

Singapore Dollar,
Expiring
8/28/2015	f	475,000	346,893	345,934	959

South African Rand,
Expiring
9/30/2015	d	9,680,000	757,682	756,790	892

South Korean Won,
Expiring
9/30/2015	a	560,910,000	479,588	478,460	1,128

Thai Baht,
Expiring
9/30/2015	d	7,310,000	210,876	206,971	3,905

Turkish Lira,
Expiring
9/30/2015	d	2,685,000	950,543	951,574	(1,031)

Gross Unrealized Appreciation					115,834
Gross Unrealized Depreciation					(51,624)

Counterparties:
Citigroup
Morgan Stanley Capital Services
Bank of America
JP Morgan Chase Bank
HSBC
Goldman Sachs International
Barclays Capital
Deutsche Bank

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	6,763,274	-	6,763,274
Equity Securities - Foreign Common Stocks+	48,311,828	-	-	48,311,828
Equity Securities - Foreign Preferred Stocks+	1,278,858	-	-	1,278,858
Exchange-Traded Funds	710,217	-	-	710,217
Foreign Government	-	14,393,204	-	14,393,204
Mutual Funds	876,981	-	-	876,981
U.S. Treasury	-	20,000	-	20,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	115,834	-	115,834
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(51,624)	-	(51,624)
Options Written	-	(73,940)	-	(73,940)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
July 31, 2015 (Unaudited)

Common Stocks--2.6%	Shares		Value ($)
Ireland--.0%
Irish Bank Resolution	3,069	a,b	0
United States--2.6%
PowerShares DB Commodity Index Tracking Fund	1,257,830	a	19,785,666
SPDR Barclays High Yield Bond ETF	399,912		15,184,659
			34,970,325
Total Common Stocks
(cost $38,358,284)			34,970,325
	Face Amount
	Covered by
Options Purchased--5.2%	Contracts ($)		Value ($)
Call Options--5.0%
U.S. Treasury 10 Year Note Futures,
September 2015 @ $116	5,769,000		66,073,078

	Number of
	Contracts		Value ($)
Call Options--.1%
Swiss Market Index Futures,
September 2015 @ CHF 8,950	2,230		1,206,857

Put Options--.1%
S & P 500 Index Futures,
September 2015 @ 1,950	427		768,600
Swiss Market Index Futures,
September 2015 @ CHF 9,075	780		61,597
			830,197
Total Options Purchased
(cost $63,442,644)			68,110,132
	Principal
Short-Term Investments--72.9%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.01%, 8/20/15	300,000,000		299,994,300
0.01%, 9/3/15	341,996,000		341,988,476
0.01%, 10/1/15	264,523,000		264,505,541
0.04%, 9/17/15	30,755,000	c	30,753,370
0.05%, 12/10/15	19,215,000	c	19,209,658
Total Short-Term Investments
(cost $956,472,171)			956,451,345

Other Investment--17.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $226,707,338)	226,707,338	[d]	226,707,338
Total Investments (cost $1,284,980,437)	98.0%		1,286,239,140
Cash and Receivables (Net)	2.0%		26,038,144
Net Assets	100.0%		1,312,277,284

CHF-- Swiss Franc
ETF -- Exchange-Traded Fund

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2015, the value of this security amounted to $0 of net assets.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $1,705,373 of which $7,384,601 related to appreciated invest securities and $5,679,228 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal inc tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	90.2
Options Purchased	5.2
Exchange-Traded Fund	2.6
98.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2015 ($)

Financial Futures Long
Amsterdam Exchange Index	266	28,754,783	August 2015	102,822
ASX SPI 200	221	22,821,600	September 2015	690,727
Australian 10 Year Bond	55	5,137,566	September 2015	125,213
CAC 40 10 EURO	682	38,079,469	August 2015	299,957
Canadian 10 Year Bond	196	21,442,581	September 2015	637,182
DAX	436	135,343,203	September 2015	2,568,478
Euro-Bond	347	58,840,688	September 2015	1,422,106
FTSE 100	577	59,957,179	September 2015	(24,229)
FTSE/MIB Index	56	7,235,706	September 2015	337,179
Hang Seng	269	42,551,849	August 2015	25,923
IBEX 35 Index	132	16,191,434	August 2015	(131,347)
Japanese 10 Year Bond	116	138,103,038	September 2015	590,064
Japanese 10 Year Mini Bond	37	4,405,309	September 2015	22,295
Long Gilt	996	182,448,348	September 2015	2,663,911
Mini MSCI Emerging Markets Index	1,361	61,245,000	September 2015	(4,230,087)
S&P/ Toronto Stock Exchange 60 Index	434	56,492,839	September 2015	304,979
Standard & Poor's 500	62	32,525,200	September 2015	207,483
Standard & Poor's 500 E-mini	4,391	460,703,720	September 2015	1,238,288
Topix	1,131	151,487,473	September 2015	(458,083)
U.S. Treasury 10 Year Notes	2,466	314,260,875	September 2015	1,359,456

Financial Futures Short
Australian 10 Year Bond	745	(69,590,671)	September 2015	(1,806,327)
Canadian 10 Year Bond	1,259	(137,735,765)	September 2015	(2,875,566)
Euro-Bond	2,320	(393,401,717)	September 2015	(9,209,065)
FTSE 100	1,619	(168,233,403)	September 2015	(49,240)
FTSE/MIB Index	82	(10,595,141)	September 2015	(587,968)

Standard & Poor's 500 E-mini	1,119	(117,405,480)	September 2015	(950,924)
U.S. Treasury 10 Year Notes	2,017	(257,041,438)	September 2015	(22,385)

Gross Unrealized Appreciation				12,596,063
Gross Unrealized Depreciation				(20,345,221)

STATEMENT OF OPTIONS WRITTEN
July 31, 2015 (Unaudited)

	Number
	of Contracts	Value ($)
Call Options:
Swiss Market Index Futures,
September 2015 @ CHF 9,075	780	(334,151)

Put Options:
Swiss Market Index Futures,
September 2015 @ CHF 8,950	2,230	(124,798)
(premiums received $905,619)		(458,949)

CHF-Swiss Franc

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
9/16/2015	a	10,212,041	7,677,479	7,444,421	(233,058)
9/16/2015	b	2,699,335	2,060,672	1,967,774	(92,898)
9/16/2015	c	17,845,005	13,625,821	13,008,736	(617,085)
9/16/2015	d	6,034,270	4,608,867	4,398,891	(209,976)
9/16/2015	e	5,520,000	4,089,724	4,023,996	(65,728)
9/16/2015	f	13,224,300	10,097,414	9,640,312	(457,102)
9/16/2015	g	36,238,430	27,304,348	26,417,261	(887,087)
9/16/2015	h	21,972,000	16,907,630	16,017,252	(890,378)

British Pound,
Expiring:
9/16/2015	a	4,306,000	6,721,576	6,722,205	629
9/16/2015	e	10,840,000	17,214,950	16,922,596	(292,354)
9/16/2015	i	17,224,000	26,876,984	26,888,819	11,835

Canadian Dollar,
Expiring:
9/16/2015	a	3,712,200	2,865,966	2,837,518	(28,448)
9/16/2015	e	3,712,200	2,864,301	2,837,518	(26,783)
9/16/2015	g	11,136,600	8,603,132	8,512,554	(90,578)

Euro,
Expiring:
9/16/2015	b	3,792,320	4,199,801	4,167,579	(32,222)
9/16/2015	c	15,440,160	17,080,553	16,967,999	(112,554)
9/16/2015	e	7,855,520	8,695,377	8,632,842	(62,535)

9/16/2015	j	19,960,000	22,176,119	21,935,087	(241,032)

Japanese Yen,
Expiring:
9/16/2015	a	239,091,200	1,932,011	1,930,372	(1,639)
9/16/2015	b	176,653,725	1,422,258	1,426,265	4,007
9/16/2015	c	348,533,025	2,804,621	2,813,982	9,361
9/16/2015	e	4,249,293,701	34,204,603	34,307,906	103,303
9/16/2015	f	841,973,000	6,862,493	6,797,913	(64,580)
9/16/2015	g	995,213,980	8,028,837	8,035,149	6,312
9/16/2015	h	370,738,620	2,984,480	2,993,266	8,786
9/16/2015	j	2,588,683,850	20,841,524	20,900,490	58,966

New Zealand Dollar,
Expiring:
9/16/2015	b	1,746,350	1,235,193	1,148,261	(86,932)
9/16/2015	d	20,346,495	14,394,555	13,378,240	(1,016,315)
9/16/2015	e	29,955,747	21,172,722	19,696,521	(1,476,201)
9/16/2015	g	985,705	697,409	648,121	(49,288)
9/16/2015	h	22,669,603	16,038,993	14,905,731	(1,133,262)
9/16/2015	i	6,098,000	4,317,293	4,009,561	(307,732)
9/16/2015	j	48,761,277	34,314,482	32,061,545	(2,252,937)

Norwegian Krone,
Expiring
9/16/2015	j	30,830,376	3,961,312	3,770,281	(191,031)

Swedish Krona,
Expiring:
9/16/2015	b	7,529,060	889,986	873,543	(16,443)
9/16/2015	c	30,654,030	3,628,193	3,556,570	(71,623)
9/16/2015	e	15,595,910	1,842,998	1,809,483	(33,515)

Swiss Franc,
Expiring
9/16/2015	k	92,810	97,819	96,207	(1,612)

Sales:			Proceeds ($)

British Pound,
Expiring:
9/16/2015	a	26,390,240	40,628,245	41,198,466	(570,221)
9/16/2015	b	5,042,630	7,743,981	7,872,176	(128,195)
9/16/2015	c	14,258,340	21,875,523	22,259,052	(383,529)
9/16/2015	e	9,131,030	14,073,359	14,254,680	(181,321)
9/16/2015	g	12,056,050	18,721,944	18,821,002	(99,058)
9/16/2015	h	5,213,160	8,011,011	8,138,395	(127,384)
9/16/2015	j	23,207,797	35,677,114	36,230,275	(553,161)
9/16/2015	k	10,047,909	15,439,617	15,686,043	(246,426)

Canadian Dollar,
Expiring:
9/16/2015	a	18,406,069	14,685,944	14,069,165	616,779
9/16/2015	b	3,027,780	2,376,901	2,314,364	62,537
9/16/2015	c	12,327,390	9,665,198	9,422,766	242,432
9/16/2015	e	9,843,830	7,808,363	7,524,391	283,972
9/16/2015	f	4,237,800	3,431,084	3,239,274	191,810
9/16/2015	g	1,508,800	1,222,067	1,153,291	68,776
9/16/2015	i	72,407,200	56,094,970	55,346,354	748,616
9/16/2015	j	7,818,378	6,330,107	5,976,184	353,923
9/16/2015	k	16,564,606	13,408,294	12,661,594	746,700

Euro,
Expiring:
9/16/2015	a	5,926,945	6,693,595	6,513,430	180,165
9/16/2015	b	8,982,970	10,144,738	9,871,855	272,883
9/16/2015	c	9,726,820	10,986,784	10,689,311	297,473
9/16/2015	d	2,416,750	2,731,853	2,655,893	75,960
9/16/2015	e	31,045,909	35,067,286	34,117,972	949,314
9/16/2015	g	2,118,600	2,394,287	2,328,240	66,047
9/16/2015	j	20,308,215	22,899,332	22,317,759	581,573

New Zealand Dollar,
Expiring:
9/16/2015	a	1,878,000	1,241,662	1,234,824	6,838
9/16/2015	b	1,496,740	1,002,024	984,137	17,887
9/16/2015	c	6,093,870	4,076,500	4,006,845	69,655
9/16/2015	e	4,978,390	3,312,842	3,273,394	39,448
9/16/2015	g	5,634,000	3,717,257	3,704,471	12,786
9/16/2015	h	23,675,000	16,441,577	15,566,801	874,776

Norwegian Krone,
Expiring:
9/16/2015	a	31,839,000	3,919,042	3,893,627	25,415
9/16/2015	b	8,770,720	1,059,662	1,072,581	(12,919)
9/16/2015	c	35,709,360	4,318,105	4,366,938	(48,833)
9/16/2015	e	50,006,920	6,113,683	6,115,403	(1,720)
9/16/2015	g	95,517,000	11,746,154	11,680,882	65,272

Swedish Krona,
Expiring:
9/16/2015	a	16,981,800	1,987,838	1,970,278	17,560
9/16/2015	c	22,066,805	2,666,227	2,560,255	105,972
9/16/2015	e	16,981,800	1,984,667	1,970,278	14,389
9/16/2015	g	69,324,280	8,176,528	8,043,204	133,324
9/16/2015	h	26,804,520	3,238,768	3,109,938	128,830
9/16/2015	j	218,641,999	25,995,436	25,367,480	627,956

Swiss Franc,
Expiring:
9/16/2015	b	772,380	817,695	800,649	17,046
9/16/2015	c	3,144,690	3,324,780	3,259,785	64,995
9/16/2015	e	1,599,930	1,693,307	1,658,487	34,820
9/16/2015	f	6,301,000	6,873,268	6,531,616	341,652
9/16/2015	g	32,059,671	34,557,859	33,233,053	1,324,806
9/16/2015	h	18,828,697	20,301,029	19,517,827	783,202
9/16/2015	j	10,995,444	11,856,908	11,397,876	459,032
9/16/2015	k	448,279	487,509	464,686	22,823

Gross Unrealized Appreciation	11,130,643
Gross Unrealized Depreciation	(13,395,695)

Counterparties:
a	Bank of Montreal
b	BNP Paribas
c	Credit Suisse
d	Deutsche Bank
e	HSBC
f	Societe Generale
g	UBS
h	Westpac Bank
i	Royal Bank of Canada
j	Citigroup
k	Goldman Sachs International

					Implied			Upfront						Unrealized
Pay/	Notional	Reference		(Pay) /Receive	Credit		Market	remiums Receivable						Appreciation
Receive	Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($) PF_CRG_RMN	P_ICM_AC_UNPD_AT	ICM_AC_UNPD_AT		P_ICM_AC_UNPD_AT	ICM_AC_UNPD_	(Depreciation) ($)
Receive	20,765,354	TRS SPDR Barcl Citigroup		-	N/A	12/16/2015	105,479,553.18	-	(16,758.00)	7,933.68	105,488,378	16,758.00	7,933.68	(183,416)
Receive	8,351,160	TRS SPDR Barcl Citigroup		-	N/A	12/16/2015								(73,662)
Receive	10,151,563	TRS SPDR Barcl Citigroup		-	N/A	12/16/2015								(87,449)
									Gross Unrealized Depreciation					(344,528)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	-	-	0	0
Exchange-Traded Funds	34,970,325	-	-	34,970,325
Mutual Funds	226,707,338	-	-	226,707,338
U.S. Treasury	-	956,451,345	-	956,451,345
Other Financial Instruments:
Financial Futures++	12,596,063	-	-	12,596,063
Forward Foreign Currency Exchange Contracts++	-	11,130,643	-	11,130,643
Options Purchased	66,841,678	1,268,454	-	68,110,132
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(20,345,221)	-	-	(20,345,221)
Forward Foreign Currency Exchange Contracts++	-	(13,395,695)	-	(13,395,695)
Options Written	-	(863,536)	-	(863,536)
Swaps++	-	(344,528)	-	(344,528)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase
potential returns. The fund may elect to pay a fixed rate
and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net
interest received or paid on interest rate swap agreements
is included within unrealized appreciation (depreciation)
on swap contracts in the Statement of Assets and
Liabilities. Interest rate swaps are valued daily and the
change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is
terminated early, the fund records a realized gain or loss
equal to the difference between the current realized value
and the expected cash flows.
The fund’s maximum risk of loss from counterparty credit

risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)